Goodwill (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Key Assumptions Used in Impairment Testing by CGU
Key assumptions used in impairment testing by CGU are as follows:

As at	March 31, 2024
	Canada	France	EPM	ERP	Data Solutions
	%	%	%	%	%
Pre-tax WACC	13.8	19.4	17.7	17.8	18.9
Long-term growth rate of net operating cash flows (c)	1.8	1.4	1.9	1.9	1.9

As at	March 31, 2023
	Canada	France	EPM	ERP	Data Solutions
	%	%	%	%	%
Pre-tax WACC	14.3	20.2	18.4	N/A	19.1
Long-term growth rate of net operating cash flows (c)	1.9	1.5	1.8	N/A	1.8

(c) The long-term growth rate is based on published industry research.